Operating Lease (Details)	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 m²	Dec. 31, 2022 m²	Dec. 09, 2021 m²
Operating Lease [Line Items]
Lease deposit (in Dollars) | $	$ 28,963
Office space covers [Member]
Operating Lease [Line Items]
Area of square meters			345.22
Panyu District [Member]
Operating Lease [Line Items]
Area of square meters				1,451.04
Lease Contracts One [Member]
Operating Lease [Line Items]
Area of square meters		345.22
Lease Contracts Two [Member]
Operating Lease [Line Items]
Area of square meters		1,451.04
China [Member]
Operating Lease [Line Items]
Area of square meters	136.65